Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of comprehensive income

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Current income tax expenses	(15,209)	(35,550)	(36,510)
Deferred income tax (expenses) benefit	(12,616)	9,805	1,935
Income tax expenses	(27,825)	(25,745)	(34,575)

The company records annual income tax with regard to a number of tax jurisdictions, including the Mainland China, Singapore and Hong Kong. However, the amount of expense recorded for each respective jurisdiction is immaterial to the consolidated tax provision.

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	2020	2021	2022

Singapore statutory income tax rate (*)	17.0%	17.0%	17.0%
Effect of tax holiday and preferential tax benefit	(163.2)%	20.9%	(5.3)%
Effect of different tax rates available to different jurisdictions	(60.1)%	47.6%	(9.5)%
Permanent differences (i)	151.9%	(66.3)%	6.8%
Change in valuation allowance	484.7%	(95.2)%	0.8%
Effect of Super Deduction available to the Group	(226.6)%	42.8%	(4.4)%
Effective income tax rate	203.7%	(33.2)%	5.4%

*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.

(i)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2021	2022
	US$	US$

Deferred tax assets:
Tax loss carried forward	176,009	197,651
Allowance for expected credit loss of receivable, accrued expense and others not currently deductible for tax purposes	33,341	37,991
Deferred revenue	5,346	2,708
Impairment of investment	7,632	4,937
Others	—	4,350
Valuation allowance (i)	(213,688)	(242,051)

Amounts offset by deferred tax liabilities	(8,640)	(5,586)

Total deferred tax assets, net	—	—

Deferred tax liabilities:
Related to the fair value changes of investments	9,061	10,446
Related to acquired intangible assets	34,013	54,774
Others	1,780	4,628

Amounts offset by deferred tax assets	(8,640)	(5,586)

Total deferred tax liabilities, net	36,214	64,262
(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of valuation allowance

Movement of valuation allowance

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Balance at beginning of the year	(87,106)	(150,252)	(213,688)
Additions	(96,629)	(119,999)	(58,968)
Reversals	33,483	56,563	30,605
Balance at end of the year	(150,252)	(213,688)	(242,051)